Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,040,444
Proposed Maximum Offering Price per Unit	6.915
Maximum Aggregate Offering Price	$ 7,194,670.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 993.58
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (this “Registration Statement”) shall be deemed to cover any additional securities that may from time to time be offered or issued under the Cartesian Therapeutics, Inc. Amended and Restated 2016 Incentive Award Plan (the “Incentive Plan”) to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 1,040,444 shares of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”) that may become issuable under the Incentive Plan pursuant to its terms.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on April 24, 2026.